Consolidated Statement of Cash Flows - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	SFr (8,200,165)	SFr (6,631,901)	SFr (11,496,401)
Adjustments for:
Depreciation	20,036	30,823	72,713
Unrealized foreign currency exchange loss, net	10,818	21,290	211,214
Net interest expense	127,160	1,205	1,052,787
Loss on disposal of property and equipment			78,133
Share based payments	368,793	226,601	27,730
Transaction costs	219,615		520,125
Employee benefits	80,811	40,150	(37,491)
Revaluation loss/(gain) derivative financial instruments	2,250,222	(663,725)	(1,350,071)
Income tax loss/(gain)	(21,284)	(193,837)	162,177
Total	(5,143,994)	(7,169,394)	(10,759,084)
Changes in:
Other receivables	254,438	(18,925)	(18,390)
Prepayments	156,661	(82,948)	301,628
Trade and other payables	(175,878)	(898,088)	635,516
Accrued expenses	65,303	(224,077)	(3,391,834)
Net cash used in operating activities	(4,843,470)	(8,393,432)	(13,232,164)
Cash flows from investing activities
Purchase of property and equipment		(63,600)
Purchase of intangibles	(2,315,232)	(2,955,036)	(1,891,115)
Proceeds from disposals of property and equipment			68,160
Interest received	258	17,882
Net cash from / (used) in investing activities	(2,314,974)	(3,000,754)	(1,822,955)
Cash flows from financing activities
Proceeds from offerings and warrant exercises	16,074,996	9,793,643	17,447,499
Transaction costs	(636,858)	(948,615)	(2,006,577)
Proceeds from loans	1,522,931
Repayment of loan		(1,463,328)	(9,272,328)
Interest paid		(3,745)	(435,993)
Net cash from financing activities	16,961,069	7,377,955	5,732,601
Net increase / (decrease) in cash and cash equivalents	9,802,625	(4,016,231)	(9,322,518)
Cash and cash equivalents at beginning of the period	1,384,720	5,393,207	14,973,369
Net effect of currency translation on cash	71,525	7,744	(257,644)
Cash and cash equivalents at end of the period	SFr 11,258,870	SFr 1,384,720	SFr 5,393,207